Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli 787 Fund, Inc.
Entity Central Index Key	0001394166
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000085566
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class AAA
Trading Symbol	EAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EAAAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EAAAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$100	1.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000
03/17	10,811	11,717	10,008	9,594
03/18	11,230	13,356	10,072	9,742
03/19	11,424	14,625	10,248	10,509
03/20	9,720	13,604	10,417	10,617
03/21	12,938	21,270	10,422	11,637
03/22	13,081	24,599	10,423	12,023
03/23	12,364	22,697	10,669	11,489
03/24	12,978	29,479	11,205	12,406
03/25	14,172	31,912	11,734	13,353
03/26	17,062	37,592	12,180	15,015

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	7.65%	20.40%	5.69%	5.49%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 57,030,585
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 159,627
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,030,585 Number of Portfolio Holdings229 Portfolio Turnover Rate50% Management Fees$159,627
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EAAAX/
C000049132
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class C
Trading Symbol	EMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMACX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMACX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$139	2.69%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000	10,000
03/17	10,731	10,631	11,717	10,008	9,594
03/18	11,059	10,956	13,356	10,072	9,742
03/19	11,162	11,058	14,625	10,248	10,509
03/20	9,438	9,350	13,604	10,417	10,617
03/21	12,459	12,343	21,270	10,422	11,637
03/22	12,507	12,391	24,599	10,423	12,023
03/23	11,729	11,620	22,697	10,669	11,489
03/24	12,224	12,110	29,479	11,205	12,406
03/25	13,246	13,122	31,912	11,734	13,353
03/26	15,833	15,685	37,592	12,180	15,015

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	7.22%	19.53%	4.91%	4.70%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	6.22%	18.53%	4.91%	4.70%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 57,030,585
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 159,627
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,030,585 Number of Portfolio Holdings229 Portfolio Turnover Rate50% Management Fees$159,627
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMACX/
C000049133
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class Y
Trading Symbol	EMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMAYX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMAYX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	50,000	50,000	50,000	50,000
03/17	54,196	58,585	50,040	47,970
03/18	56,414	66,781	50,360	48,709
03/19	57,537	73,125	51,242	52,547
03/20	49,094	68,021	52,087	53,083
03/21	65,619	106,351	52,108	58,184
03/22	66,753	122,995	52,113	60,116
03/23	63,613	113,487	53,343	57,447
03/24	67,325	147,397	56,026	62,031
03/25	74,205	159,558	58,671	66,764
03/26	90,064	187,959	60,900	75,076

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	8.12%	21.37%	6.54%	6.06%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 57,030,585
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 159,627
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,030,585 Number of Portfolio Holdings229 Portfolio Turnover Rate50% Management Fees$159,627
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMAYX/
C000049130
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class A
Trading Symbol	EMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMAAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMAAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$100	1.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000	10,000
03/17	10,791	10,170	11,717	10,008	9,594
03/18	11,185	9,936	13,356	10,072	9,742
03/19	11,349	9,502	14,625	10,248	10,509
03/20	9,644	7,610	13,604	10,417	10,617
03/21	12,823	9,537	21,270	10,422	11,637
03/22	12,959	9,084	24,599	10,423	12,023
03/23	12,249	8,093	22,697	10,669	11,489
03/24	12,864	8,010	29,479	11,205	12,406
03/25	14,049	8,245	31,912	11,734	13,353
03/26	16,901	9,349	37,592	12,180	15,015

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	7.57%	20.30%	5.68%	5.39%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	1.39%	13.38%	4.43%	4.77%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 57,030,585
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 159,627
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,030,585 Number of Portfolio Holdings229 Portfolio Turnover Rate50% Management Fees$159,627
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMAAX/